Income Taxes - Deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Net operating losses	$ 27,827	$ 36,626	$ 28,385
R&D tax credits	1,368	1,093	956
R&D expenditures, capitalized for tax	2,146	2,682	2,515
Accruals and other	753	1,065	1,165
Deferred tax assets, Gross	32,094	41,466	33,020
Deferred tax liabilities:
Depreciation and amortization	4	(4)	(28)
Net deferred tax assets	32,098	41,462	32,992
Valuation allowance	(32,098)	(41,462)	(32,992)
Net deferred tax assets, less valuation allowance	$ 0	$ 0	$ 0